Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions

Note 3 - Acquisitions

A.	ADI Engineering, Inc.

On October 28, 2015 (hereinafter – "closing date") the Company acquired certain assets from ADI Engineering, Inc. (hereinafter – "ADI"), a privately-held, US-based provider of custom embedded communications and networking products, for an aggregate purchase price of US$ 10,000 thousand in cash and estimated contingent consideration of US$ 7,802 thousand in cash and in options to ordinary shares, payable in three yearly payments, after the closing, subject to the attainment of certain performance milestones until December 31, 2017. The fair value measurement of the contingent consideration is classified at level 2 and level 3 of the fair value hierarchy (see Note 2U). Of the total purchase price of US$ 17,802 thousand, US$ 222 thousand was attributed to tangible assets, US$ 4,261 thousand was attributed to intangible assets and US$ 13,319 thousand was attributed to goodwill. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. The recognized goodwill is expected to be deductible for income tax purposes for 10 years.

In connection with the contingent consideration, during 2016 the Company paid ADI an amount of US$ 3,000 thousand.

In addition, the Company maintains a contingent liability of US$ 4,642 thousand on its balance sheet as of December 31, 2016, subject to the attainment of certain performance milestones until December 31, 2017.

B.	Fiberblaze

On December 10, 2014 (hereinafter – "closing date"), the Company completed the acquisition of all of the outstanding shares and voting interests of Fiberblaze, a provider of high performance application acceleration solutions, for an aggregate purchase price of US$ 10,161 thousand in cash and estimated contingent consideration of US$ 4,683 thousand in cash and in options to ordinary shares, subject to the attainment of certain performance milestones until August 31, 2015. The fair value measurement of the contingent consideration is classified at level 3 of the fair value hierarchy (see Note 2U). Of the total estimated purchase price of US$ 14,844 thousand, US$ 2,022 thousand was attributed to tangible assets, US$ 1,996 thousand was attributed to intangible assets, US$ 12,242 thousand was attributed to goodwill and US$ 1,416 was attributed to liabilities assumed. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. None of the recognized goodwill is expected to be deductible for income tax purposes.

In connection with the contingent consideration, during 2016 the Company paid to the Fiberblaze sellers an amount of US$ 1,463 thousand, of which 90% was paid in cash and 10% in options to ordinary shares of the Company.
In relation to this acquisition, on April 18, 2016, the Company granted, in the aggregate, 22,795 options to the Fiberblaze sellers and to the Fiberblaze employees (see Note 11G).